Leases - Schedule of Details of Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	$ (99,723)	$ (146,577)	$ (143,938)
Variable lease expense - Contingent rentals based on sales	(39,401)	(42,440)	(48,516)
Total lease expense	(139,124)	(189,017)	(192,454)
General and administrative expenses
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	(7,062)	(7,614)	(7,610)
Company-operated restaurants | Occupancy and other operating expenses
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	(69,151)	(104,236)	(105,358)
Variable lease expense - Contingent rentals based on sales	(26,153)	(29,562)	(33,921)
Franchised restaurants | Franchised restaurants - occupancy expenses
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	(23,510)	(34,727)	(30,970)
Variable lease expense - Contingent rentals based on sales	$ (13,248)	$ (12,878)	$ (14,595)